Net income/(loss) per ordinary share	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Net income/(loss) per ordinary share	Net income/(loss) per ordinary share
Basic net income/(loss) per ordinary share attributable to the Group has been computed by dividing net income/(loss) available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income/(loss) per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income/(loss) for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income/(loss) used for basic and diluted net income/(loss) per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income/(loss) per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Weighted average number of ordinary shares outstanding for basic net income/(loss) per ordinary share	81,582,375	80,771,397	81,481,686	62,264,851
Effect of dilutive share options and other awards outstanding under share based compensation programs	910,836	—	991,835	831,006
Weighted average number of ordinary shares outstanding for diluted net income/(loss) per ordinary share	82,493,211	80,771,397	82,473,521	63,095,857

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Net income/(loss) per Ordinary Share attributable to the Group:
Basic	$1.96	$(1.17)	$4.76	$1.23
Diluted	$1.94	$(1.17)	$4.70	$1.22